SHARE BASED COMPENSATION AND BENEFIT PLANS, Options Exercised During the Periods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information regarding options exercised [Abstract]
Employee matching contribution, percentage	50.00%	50.00%	50.00%
Maximum contribution of employees' eligible wages	8.00%	8.00%	8.00%
Maximum matching contribution, percent	6.00%
Employee stock ownership plan (ESOP), contributions	2.00%	2.00%	2.00%
401(k) and employee stock ownership plans amount expensed	$ 3,300	$ 3,200	$ 2,600
Performance-based compensation expense	15,600	15,700	9,500
Health care and life insurance expense	6,100	4,800	5,700
Stock Options [Member]
Information regarding options exercised [Abstract]
Intrinsic value	752	293	897
Cash proceeds received	117	57	706
Tax benefit realized	$ 158	$ 61	$ 188